Income taxes - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net, beginning balance	$ 0	$ 0
Recognized in Statement of Income (Loss)	1,832	1,104
Other	(1,714)	(1,104)
Net, ending balance	118	0
Deferred tax liabilities
Net, beginning balance	(692)	(707)
Recognized in Statement of Income (Loss)	(2,315)	(1,115)
Other	1,731	1,130
Net, ending balance	(1,276)	(692)
Net deferred tax liabilities
Beginning balance	(692)	(707)
Recognized in Statement of Income (Loss)	(483)	(11)
Other	17	26
Ending balance	(1,158)	(692)
Non-capital loss carry forwards
Deferred tax assets
Gross, beginning balance	654	0
Recognized in Statement of Income (Loss)	748	654
Gross, ending balance	1,402	654
Unrealised foreign exchange gains (losses)
Deferred tax assets
Gross, beginning balance	0	65
Recognized in Statement of Income (Loss)		(65)
Gross, ending balance		0
Deferred tax liabilities
Gross, beginning balance	(26)	0
Recognized in Statement of Income (Loss)	(1,177)	(26)
Gross, ending balance	(1,203)	(26)
Reserves
Deferred tax assets
Gross, beginning balance	319	361
Recognized in Statement of Income (Loss)	(193)	(42)
Gross, ending balance	126	319
Property, plant and equipment and other assets
Deferred tax assets
Gross, beginning balance	303	109
Recognized in Statement of Income (Loss)	592	194
Gross, ending balance	895	303
Deferred tax liabilities
Gross, beginning balance	(559)	(288)
Recognized in Statement of Income (Loss)	186	(271)
Gross, ending balance	(373)	(559)
Pension
Deferred tax assets
Gross, beginning balance	52	0
Recognized in Statement of Income (Loss)	(52)	52
Gross, ending balance	0	52
Deferred tax liabilities
Gross, beginning balance	0
Recognized in Statement of Income (Loss)	(65)
Gross, ending balance	(65)	0
Financing charges
Deferred tax assets
Gross, beginning balance	372	247
Recognized in Statement of Income (Loss)	892	125
Gross, ending balance	1,264	372
Other
Deferred tax assets
Gross, beginning balance	186	0
Recognized in Statement of Income (Loss)	(155)	186
Other	17
Gross, ending balance	48	186
Deferred tax liabilities
Gross, beginning balance	(466)	(67)
Recognized in Statement of Income (Loss)	121	(425)
Other		26
Gross, ending balance	(345)	(466)
Reclassification
Deferred tax assets
Reclassification, beginning balance	(1,886)	(782)
Other	(1,731)	(1,104)
Reclassification, ending balance	(3,617)	(1,886)
Deferred tax liabilities
Reclassification, beginning balance	1,886	782
Other	1,731	1,104
Reclassification, ending balance	3,617	1,886
Contract asset
Deferred tax liabilities
Gross, beginning balance	(1,133)	(710)
Recognized in Statement of Income (Loss)	(1,487)	(423)
Gross, ending balance	(2,620)	(1,133)
Intangible assets
Deferred tax liabilities
Gross, beginning balance	(394)	(424)
Recognized in Statement of Income (Loss)	107	30
Gross, ending balance	$ (287)	$ (394)